Trade and other receivables	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4 - Trade and other receivables

	2015	2014
Notes receivable	$2,553,350	$780,736

Trade receivables	56,339,927	54,742,846
Less: Allowance for doubtful accounts	(2,521,648)	(1,424,173)
Trade receivables - net	53,818,279	53,318,673

Other receivables	41,376,604	11,112,406
Prepayments and deposits	22,626,755	12,534,060

	$120,374,988	$77,745,875

Bank borrowings are secured on trade receivables of the Group with carrying amounts of nil and $6,983,127 for the years ended June 30, 2015 and 2014 respectively.

Age analysis of trade and other receivables:
	2015	2014
Within 3 months	$54,555,488	$34,040,404
From 3 to 6 months	52,203,130	8,767,953
Past due over 6 months	13,616,370	23,046,895

	$120,374,988	$65,855,252